Mortgage Notes Payable (Narrative) (Details)	9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2016 USD ($) property	Sep. 30, 2015 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 USD ($) property	Dec. 31, 2014 USD ($)	Aug. 30, 2015 USD ($)	Aug. 07, 2015 USD ($)
Debt Instrument [Line Items]
Encumbered Properties | property				459
Mortgage notes payable	$ 1,022,344,000			$ 1,033,582,000	$ 470,079,000
Restricted cash	7,890,000			7,887,000	0
Restricted cash	$ (3,000)	$ (37,947,000)	$ 0	(7,887,000)	0
Mortgages [Member]
Debt Instrument [Line Items]
Encumbered Properties | property	450
Debt Instrument, Collateral Amount	$ 2,000,000,000			$ 2,000,000,000
Mortgages [Member] | Multi-Tenant Mortgage Loan [Member]
Debt Instrument [Line Items]
Face amount						$ 655,000,000	$ 655,000,000
Stated interest rate						4.30%	4.30%
Encumbered Properties | property	268			268
Mortgage notes payable				$ 649,532,000	$ 0
Restricted cash	$ 7,900,000			7,900,000		$ 42,500,000	$ 42,500,000
Restricted cash	$ 34,600,000			$ 34,600,000